UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  September 30, 2006

Check here if Amendment [ ];  Amendment Number:
This amendment (check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     U.S. Bank, N.A.
Address:  800 Nicollett Mall
	  Minneapolis, MN 55402

Form 13F File Number:  28-2267

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Beverly Antonich
Title:  Vice President
Phone:  (612) 973-0375

Signature, Place, and Date of Signing:



Beverly Antonich, Minneapolis, MN	November 9, 2006
Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-00551               U.S. Bancorp